Note Receivable (Details Narrative) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Accounts and Notes Receivable, Net [Abstract]
Payments for notes receivables to related party entity		$ 20,000	$ 20,000
Debt instrument, interest rate			4.00%
Bad debt expense			$ 20,000